UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response........10.5

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21374

PIMCO Floating Rate Income Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, NY		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna 1345 Avenue of the Americas, New York, NY 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	July 31, 2009

Date of reporting period:	April 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Floating Rate Income Fund Schedule of Investments

April 30, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
CORPORATE BONDS & NOTES—53.6%
Apparel & Textiles—0.3%
$900	Hanesbrands, Inc., 5.698%, 12/15/14, FRN	B2/B	$693,000

Banking—8.6%
1,600	American Express Bank, 0.563%, 5/29/12, FRN	A2/A+	1,339,621
2,100	American Express Centurion Bank, 0.61%, 6/12/12, FRN	A2/A+	1,752,110
	Bank of America Corp., FRN (h),
2,900	8.00%, 1/30/18	B3/BB-	1,649,723
5,050	8.125%, 5/15/18	B3/BB-	2,874,308
600	HBOS PLC, 6.75%, 5/21/18 (a)(d)	Baa1/A-	442,545
	National City Bank,
1,500	1.383%, 6/18/10, FRN	Aa3/A+	1,442,929
2,625	6.20%, 12/15/11	A1/A	2,602,092
1,629	NB Capital Trust II, 7.83%, 12/15/26	Baa3/BB-	1,004,151
£1,955	Royal Bank of Scotland PLC, 9.370%, 4/6/11, FRN (f)	NR/NR	1,150,591
$300	UBS AG, 2.158%, 7/1/10	NR/NR	300,007
6,000	Wachovia Bank N.A., 1.65%, 3/15/16, FRN	Aa3/AA	3,761,910
650	Wachovia Corp., 5.70%, 8/1/13	A1/AA	638,240
			18,958,227
Financial Services—39.9%
1,200	American Express Credit Corp., 0.558%, 2/24/12, FRN	A2/A	989,506
	American General Finance Corp., FRN,
775	1.518%, 8/17/11	Baa2/BB+	312,947
3,900	1.57%, 12/15/11	Baa2/BB+	1,486,029
2,500	Chukchansi Economic Dev. Auth., 6.095%, 11/15/12, FRN (a)(b)(d)	B3/B+	1,075,000
	CIT Group, Inc.,
6,200	1.322%, 4/27/11, FRN	Ba2/BBB-	3,857,665
1,600	5.40%, 2/13/12	Ba2/BBB-	985,154
100	Citigroup Capital XXI, 8.30%, 12/21/77, (converts to FRN on 12/21/37)	Baa3/CC	61,006
19,800	Citigroup, Inc., 8.40%, 4/30/18, FRN (h)	Ca/C	13,268,376
	Ford Motor Credit Co. LLC,
9,500	3.889%, 1/13/12, FRN	Caa1/CCC+	6,804,375
3,000	7.25%, 10/25/11	Caa1/CCC+	2,461,479
	General Electric Capital Corp., FRN,
600	1.356%, 10/6/15	Aa2/AA+	428,288
750	2.151%, 5/22/13	Aa2/AA+	625,360
	General Motors Acceptance Corp. LLC,
500	6.00%, 12/15/11	C/CCC	322,803
1,425	6.875%, 9/15/11	C/CCC	1,140,690
1,625	6.875%, 8/28/12	C/CCC	1,187,277
2,600	7.25%, 3/2/11	C/CCC	2,133,084
	Goldman Sachs Group, Inc., FRN,
3,300	1.416%, 2/6/12	A1/A	3,008,673
3,000	1.677%, 3/22/16	A1/A	2,261,736
	International Lease Finance Corp.,
2,000	1.469%, 5/24/10, FRN	Baa2/BBB+	1,749,154
650	4.75%, 1/13/12	Baa2/BBB+	429,692
1,350	4.875%, 9/1/10	Baa2/BBB+	1,177,525
650	5.125%, 11/1/10	Baa2/BBB+	535,044
650	5.30%, 5/1/12	Baa2/BBB+	438,558

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Financial Services (continued)
$650	5.35%, 3/1/12	Baa2/BBB+	$449,639
650	5.45%, 3/24/11	Baa2/BBB+	502,436
7,150	5.625%, 9/15/10	Baa2/AA	6,165,531
2,111	5.625%, 9/20/13	Baa2/BBB+	1,190,874
4,100	5.75%, 6/15/11	Baa2/BBB+	3,127,099
2,947	6.625%, 11/15/13	Baa2/BBB+	1,842,500
2,500	JPMorgan Chase & Co., 7.90%, 4/30/18 (h)	A2/BBB+	1,906,470
1,500	Lehman Brothers Holdings, Inc., 7.50%, 5/11/38 (e)	NR/NR	150
4,500	Merrill Lynch & Co., Inc., 3.472%, 5/12/10, FRN	A2/A	4,336,389
	Morgan Stanley, FRN,
4,800	1.357%, 1/18/11	A2/A	4,473,216
1,500	1.399%, 1/9/12	A2/A	1,312,141
3,500	1.611%, 10/15/15	A2/A	2,648,835
2,000	3.338%, 5/14/10	A2/A	1,953,188
	SLM Corp.,
9,650	1.322%, 10/25/11, FRN	Baa2/BBB-	6,532,683
1,000	4.50%, 7/26/10	Baa2/BBB-	872,643
	Universal City Florida Holding Co.,
3,500	5.778%, 5/1/10, FRN	Caa2/B-	2,187,500
1,000	8.375%, 5/1/10	Caa2/B-	625,000
2,500	Wells Fargo Capital XIII, 7.70%, 3/26/13, FRN (h)	B2/A	1,601,190
			88,466,905
Insurance—4.2%
	American International Group, Inc.,
5,900	1.217%, 10/18/11, FRN	A3/A-	2,887,796
1,600	1.388%, 3/20/12, FRN	A3/NR	708,253
1,500	4.70%, 10/1/10	A3/A-	877,594
6,400	5.45%, 5/18/17	A3/A-	2,231,815
700	8.175%, 5/15/68, (converts to FRN on 5/15/38) (a)(d)	Ba2/BBB	80,577
2,200	8.25%, 8/15/18 (a)(d)	A3/A-	774,310
£1,300	8.625%, 5/22/68, (converts to FRN on 5/22/18) (b)	Ba2/BBB	91,501
	Residential Reins Ltd., FRN (a)(b)(d),
$1,300	8.511%, 6/7/10	NR/BB	1,263,470
500	9.011%, 6/7/10	NR/BB+	478,500
			9,393,816
Oil & Gas—0.2%
600	SandRidge Energy, Inc., 8.00%, 6/1/18 (a)(d)	B3/B-	528,000

Paper/Paper Products—0.4%
2,500	Verso Paper Holdings LLC, 4.778%, 8/1/14, FRN	B2/B+	856,250

Telecommunications—0.0%
2,500	Hawaiian Telcom Communications, Inc., 9.948%, 5/1/13, FRN (e)	NR/NR	62,500
	Total Corporate Bonds & Notes (cost—$141,845,095)		118,958,698

SENIOR LOANS (a)(c)—13.0%
Automotive— 0.1%
470	General Motors Corp., 8.00%, 11/29/13		309,009

Principal
Amount
(000)			Value*
Automotive Products—0.2%
$2,500		Delphi Corp., 8.50%, 6/30/09 (b)	$425,000

Banking—0.5%
		Aster Co., Ltd. (b),
1,092		4.013%, 9/19/13, Term B	574,443
1,132		4.013%, 9/19/14, Term C	595,057
			1,169,500
Chemicals—0.7%
		Brenntag AG,
€170		4.572%, 12/23/13	177,613
€198		4.572%, 12/23/13, Term B	206,598
		INEOS Group Ltd.,
$2,155		7.001%, 10/7/12, Term A	1,217,479
1		7.501%, 10/7/13, Term B	300
1		8.001%, 10/7/14, Term C	295
			1,602,285
Commercial Products—0.3%
		iPayment, Inc. (b),
160		2.447%, 12/27/12	108,932
257		2.489%, 12/27/12	174,473
505		3.232%, 12/27/12	343,301
			626,706
Computer Software—0.8%
€—(g	)	Infor Global Solutions, 4.894%, 8/1/12, Term EU (b)	31
$3,000		Trilogy International, Inc., 4.72%, 6/27/12 (b)	1,867,500
			1,867,531
Consumer Products—0.3%
1,000		National Mentor, Inc., 3.64%, 6/29/12 (b)	681,667

Containers & Packaging—0.0%
		Graphic Packaging International Corp.,
3		2.509%, 5/3/14	2,495
9		3.092%, 5/3/14	8,008
4		3.139%, 5/3/14	3,518
12		3.208%, 5/3/14	11,010
			25,031
Diversified Manufacturing—0.5%
4,396		Grant Forest Products, 9.813%, 9/16/13 (b)	285,770
		KION Group GmbH (b),
1,250		2.518%, 12/20/14, Term B	426,562
1,250		3.018%, 12/20/15, Term C	426,562
			1,138,894

Principal
Amount
(000)		Value*
Drugs & Medical Products—0.9%
€988	Bausch & Lomb, Inc., 4.781%, 4/11/15	$1,142,424
€709	Mylan Laboratories, Inc., 3.973%, 10/2/13	861,818
		2,004,242
Electronics—0.4%
€990	Sensata Technologies, Inc., 3.392%, 4/27/13 (b)	805,338

Energy—0.7%
$2,288	Headwaters, Inc., 6.22%, 4/30/11, Term B (b)	1,464,010

Entertainment—0.7%
	Revolution Studios LLC (b),
508	2.93%, 12/21/12, Term A	413,875
1,422	4.18%, 12/21/14, Term B	1,158,977
		1,572,852
Financial Services—2.3%
938	Chrysler Financial Corp., 4.46%, 8/3/12	696,667
	FCI S.A., Term B (b),
233	4.145%, 3/9/13	120,227
1,960	4.145%, 3/8/14	1,009,289
	One (b),
€1,250	3.723%, 2/4/16, Term B	1,246,422
€1,250	4.223%, 2/4/17, Term C	1,246,422
€1,000	YellowBrix, Inc., 4.974%, 6/4/17 (b)	860,487
		5,179,514
Healthcare & Hospitals—0.3%
€1,000	ISTA, 8.872%, 6/15/16	608,605

Manufacturing—1.4%
	Bombardier, Inc., Term B (b),
$1,200	3.61%, 6/26/13	612,000
1,534	3.77%, 6/26/13	782,431
	Lucite International Ltd. (b),
1,224	3.43%, 5/26/13, Term B	1,187,437
434	3.43%, 5/26/13, Term DD	420,495
		3,002,363
Multi-Media—1.1%
912	Insight Communications, 6.25%, 4/21/15 (b)	427,428
1,493	Local Insight Regatta Holdings, Inc., 7.75%, 4/21/15, Term B (b)	699,627
	Seven Media Group, Term T,
AUD 2,766	5.365%, 12/28/12	1,010,905
AUD 662	6.267%, 12/28/12	242,048
		2,380,008
Paper/Paper Products—0.2%
	Verso Paper Holdings LLC (b),
$448	6.759%, 2/1/13	336,747
12	7.509%, 2/1/13	8,803
		345,550

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Printing/Publishing—0.5%
$2	RH Donnelley Corp., 6.75%, 6/30/11, Term D		$1,600
	Tribune Co. (e),
1,597	5.00%, 6/4/24, Term X		466,310
2,487	5.25%, 6/4/24, Term B (b)		641,552
			1,109,462
Recreation—0.0%
2	Cedar Fair L.P., 2.428%, 8/30/12		1,382

Telecommunications—0.9%
2,541	Hawaiian Telcom Communications, Inc., 4.75%, 6/1/24, Term C (e)		1,272,660
1,000	Intelsat Ltd., 2.978%, 2/1/14		750,000
			2,022,660
Waste Disposal—0.2%
€500	AVR-Bedrijven NV, 3.488%, 3/1/15 (b)		533,353
	Total Senior Loans (cost—$54,592,546)		28,874,962

MORTGAGE-BACKED SECURITIES—4.1%
$703	Banc of America Commercial Mortgage, Inc., 3.878%, 9/11/36, CMO	NR/AAA	700,937
	Bear Stearns Commercial Mortgage Securities, CMO,
1,155	5.593%, 6/11/40	Aaa/NR	1,136,830
700	5.70%, 6/11/50	NR/AAA	569,572
1,500	Citigroup/Deutsche Bank Commercial Mortgage Trust,
	5.322%, 12/11/49, CMO	Aaa/AAA	1,122,060
	Commercial Mortgage Pass Through Certificates, CMO,
1,900	5.306%, 12/10/46	Aaa/NR	1,459,485
850	6.010%, 12/10/49, VRN	Aaa/AAA	685,011
900	Credit Suisse Mortgage Capital Certificates,
	6.425%, 2/15/41, CMO, VRN	NR/AAA	674,987
2,330	GS Mortgage Securities Corp. II, 5.56%, 11/10/39, CMO	Aaa/NR	1,921,941
1,246	Mellon Residential Funding Corp., 0.801%, 11/15/31, CMO, FRN	Aaa/AAA	907,967
	Total Mortgage-Backed Securities (cost—$8,363,879)		9,178,790

Shares
CONVERTIBLE PREFERRED STOCK—1.8%
Automotive—0.2%
129,400	General Motors Corp., 5.25%, 3/6/32, Ser. B	C/C	323,500

Banking—1.6%
3,000	Bank of America Corp., 7.25%, 12/31/49, Ser. L	B3/BB-	1,731,000
3,000	Wells Fargo & Co., 7.50%, 12/31/49, Ser. L	B2/A	1,854,000
			3,585,000
	Total Convertible Preferred Stock (cost—$4,063,857)		3,908,500

PREFERRED STOCK—0.5%
Financial Services—0.5%
30	Richmond Cnty. Capital Corp., 4.381%, Ser. C, FRN (a)(b)(d)(f) (cost—$3,068,307)	NR/NR	1,193,287

Principal
Amount
(000)
ASSET-BACKED SECURITIES—0.1%
	Credit Suisse First Boston Mortgage Securities Corp., FRN,
$12	1.138%, 7/25/32	Aaa/AAA	4,497
426	1.178%, 8/25/32	Aaa/AAA	155,840
	Total Asset-Backed Securities (cost—$438,364)		160,337

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
SHORT-TERM INVESTMENTS—26.9%
U.S. Treasury Bills (i)—12.7%
$28,080	0.07%-0.16%, 5/7/09-6/4/09 (cost—$28,078,845)		$28,078,845

Corporate Notes—12.2%
Banking—0.9%
1,950	American Express Bank FSB, 0.507%, 10/20/09, FRN	NR/A	1,895,967

Financial Services—11.2%
	American General Finance Corp.,
4,800	1.311%, 3/2/10, FRN	Baa2/NR	3,036,523
4,600	4.625%, 5/15/09	Baa2/BB+	4,526,120
5,750	CIT Group, Inc., 1.451%, 3/12/10, FRN (j)	Ba2/BBB-	4,561,849
1,625	Ford Motor Credit Co. LLC, 7.375%, 10/28/09	Caa1/CCC+	1,560,583
	General Motors Acceptance Corp. LLC,
2,275	2.488%, 5/15/09, FRN	C/CCC	2,249,406
2,800	5.625%, 5/15/09	C/CCC	2,769,878
1,625	7.75%, 1/19/10	C/CCC	1,462,794
	International Lease Finance Corp.,
3,000	1.531%, 1/15/10, FRN	Baa2/BBB+	2,720,217
900	4.55%, 10/15/09	Baa2/BBB+	872,324
650	4.75%, 7/1/09	Baa2/BBB+	635,366
650	5.00%, 4/15/10	Baa2/BBB+	582,779
			24,977,839
Insurance—0.1%
300	American International Group, Inc., 0.503%, 6/16/09, FRN (a)(d)	A3/A-	270,750
	Total Corporate Notes (cost—$27,721,085)		27,144,556

Repurchase Agreement—2.0%
4,500	Credit Suisse First Boston, dated 4/30/09, 0.18%, due 5/1/09, proceeds $4,500,023; collateralized by Fannie Mae, 6.00%, due 5/15/11, valued at $4,614,630 including accrued interest (cost—$4,500,000)		4,500,000
	Total Short-Term Investments (cost—$60,299,930)		59,723,401

	Total Investments (cost—$272,671,978)—100.0%		$221,997,975

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments, including over-the-counter options, are valued on the last business day of each week using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the NAV may change on days when an investor is not able to purchase or sell shares.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s NAV is normally determined weekly on the last business day of the week that the NYSE is open for trading, generally as of close of regular trading (normally, 4:00 p.m. Eastern time).

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $34,981,401, representing 15.76% of total investments.
(b)	Illiquid security.
(c)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on April 30, 2009.

(d)

144A Security—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	In default.
(f)	Fair-Valued—Securities with an aggregate value of $2,343,878, representing 1.06% of total investments.
(g)	Principal amount less than $500.
(h)	Perpetual maturity security. Maturity date shown is the first call date. Interest rate is fixed until the first call date and variable thereafter.
(i)	All or partial amount segregated as collateral for swaps.
(j)	All or partial amount segregated as collateral for reverse repurchase agreements.

Glossary:

AUD—Australian Dollar

£—British Pound

CMO—Collateralized Mortgage Obligation

€—Euro

FRN—Floating Rate Note.  The interest rate disclosed reflects the rate in effect on April 30, 2009.

LIBOR—London Inter-Bank Offered Rate

NR—Not Rated

VRN—Variable Rate Note.   Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).  The interest rate disclosed reflects the rate in effect on April 30, 2009.

Other Investments:

(a) Credit default swap agreements:

Sell protection swap contracts outstanding at April 30, 2009 (1):

	Notional Amount					Upfront	Unrealized
Swap Counterparty/	Payable on Default	Credit	Termination	Payments	Market	Premiums	Appreciation
Referenced Debt Issuer	(000) (3)	Spread (2)	Date	Received by Fund	Value (4)	Received	(Depreciation)
Bank of America:
General Electric	$1,500	6.85%	12/20/13	3.80%	$(156,326)	$—	$(156,326)
General Electric	2,000	6.85%	12/20/13	3.85%	(204,867)	—	(204,867)
Barclays Bank:
CIT Group	1,600	16.70%	12/20/13	5.00%	(464,954)	(408,000)	(56,954)
Ford Motor Credit	1,500	11.92%	6/20/09	5.00%	(6,162)	(225,000)	218,838
General Electric	700	6.85%	12/20/13	3.78%	(73,452)	—	(73,452)
BNP Paribas:
General Electric	4,800	6.85%	12/20/13	3.80%	(500,245)	—	(500,245)
General Electric	800	6.85%	12/20/13	4.60%	(60,537)	—	(60,537)
General Electric	800	6.85%	12/20/13	4.70%	(57,682)	—	(57,682)
Citigroup:
American Express	1,650	4.01%	12/20/13	4.25%	17,187	—	17,187
American Express	550	4.01%	12/20/13	4.30%	6,810	—	6,810
Chrysler Financial	1,000	— †	6/20/13	5.00%	(379,256)	(120,000)	(259,256)
General Electric	400	6.85%	12/20/13	4.25%	(35,264)	—	(35,264)
General Electric	2,000	6.85%	12/20/13	4.65%	(147,774)	—	(147,774)
General Electric	8,300	6.82%	3/20/14	4.05%	(810,519)	—	(810,519)
GMAC	650	16.51%	6/20/09	5.00%	(5,866)	(162,500)	156,634
SLM	3,300	13.44%	12/20/13	5.00%	(719,924)	(406,250)	(313,674)
Credit Suisse First Boston:
General Motors	5,000	211.97%	12/20/09	5.00%	(3,526,804)	(2,875,000)	(651,804)
Intelsat Bermuda	3,000	3.80%	3/20/10	3.21%	(4,020)	—	(4,020)
LCDX 12 Index	4,300	12.52%	6/20/14	5.00%	(784,633)	(872,900)	88,267
Deutsche Bank:
CIT Group	1,200	16.70%	12/20/13	5.00%	(348,715)	(318,000)	(30,715)
General Electric	2,500	6.85%	12/20/13	3.82%	(258,760)	—	(258,760)
General Electric	300	6.85%	12/20/13	4.23%	(26,662)	—	(26,662)
General Electric	5,950	6.85%	12/20/13	4.70%	(429,011)	—	(429,011)
General Electric	3,900	6.85%	12/20/13	4.775%	(270,763)	—	(270,763)
General Motors	5,000	211.97%	12/20/09	5.00%	(3,526,804)	(2,850,000)	(676,804)
SLM	2,550	13.44%	12/20/13	5.00%	(556,304)	(357,000)	(199,304)
Goldman Sachs:
Dow Jones CDX HY-9 Index 25-35%	3,000	16.05%	12/20/12	3.01%	(1,080,864)	—	(1,080,864)
HCA	1,500	7.62%	9/20/13	3.00%	(198,704)	—	(198,704)
LCDX 12 Index	1,700	12.52%	6/20/14	5.00%	(310,204)	(345,100)	34,896
TRW Automotive	875	22.01%	9/20/09	2.15%	(63,509)	—	(63,509)
JPMorgan Chase:
Commercial Mortgage-Backed Index	5,050	4.59%	12/13/49	0.08%	(1,327,011)	(1,818,895)	491,884
Commercial Mortgage-Backed Index	3,500	4.62%	2/15/51	0.35%	(935,180)	(1,309,118)	373,938
Roundy’s	1,500	10.36%	9/20/11	4.00%	(178,043)	—	(178,043)
Merrill Lynch & Co.:
American Express	800	4.01%	12/20/13	4.40%	13,050	—	13,050
ARAMARK	1,000	4.23%	9/20/12	2.60%	(43,029)	—	(43,029)
Dow Jones CDX HY-9 Index 25-35%	3,000	16.05%	12/20/12	3.13%	(1,070,309)	—	(1,070,309)
Dow Jones CDX HY-9 Index 25-35%	4,500	16.05%	12/20/12	3.51%	(1,555,332)	—	(1,555,332)
Dow Jones CDX HY-9 Index 25-35%	1,000	16.05%	12/20/12	3.81%	(336,834)	—	(336,834)
GMAC	3,400	16.51%	6/20/09	5.00%	(30,683)	(756,500)	725,817
GMAC	1,600	16.51%	9/20/09	5.00%	(54,000)	(48,000)	(6,000)
SLM	1,575	13.44%	12/20/13	5.00%	(343,600)	(220,500)	(123,100)
Morgan Stanley:
Biomet	1,000	5.46%	9/20/12	3.05%	(59,276)	—	(59,276)
Commercial Mortgage-Backed Index	3,500	4.62%	2/15/51	0.35%	(935,180)	(1,450,017)	514,837
SLM	1,600	13.20%	3/20/14	5.00%	(350,006)	(176,000)	(174,006)
UBS:
General Motors	3,000	211.97%	12/20/09	5.00%	(2,116,083)	(1,770,000)	(346,083)
					$(24,306,104)	$(16,488,780)	$(7,817,324)

†               Issuer in default.

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3) The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4) The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at April 30, 2009 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap,  represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(b)  Forward foreign currency contracts outstanding at April 30, 2009:

					Unrealized
			U.S. $ Value on	U.S. $ Value	Appreciation
	Counterparty		Origination Date	April 30, 2009	(Depreciation)
Purchased:
478,000 Australian Dollar settling 5/7/09	Royal Bank of Scotland PLC		$338,350	$351,114	$12,764
52,864 British Pound settling 5/21/09	Royal Bank of Scotland PLC		76,576	78,333	1,757
114,769 Euro settling 5/14/09	Royal Bank of Scotland PLC		149,219	152,075	2,856
3,800,000 Euro settling 5/14/09	UBS		4,954,858	5,035,204	80,346
Sold:
2,593,813 Australian Dollar settling 5/29/09	JPMorgan Chase & Co	.	1,827,445	1,902,410	(74,965)
1,780,000 British Pound settling 5/21/09	Citigroup		2,620,382	2,637,548	(17,166)
9,935,000 Euro settling 5/14/09	Barclays Bank		13,173,810	13,164,408	9,402
					$14,994

(c) Reverse repurchase agreements:

The weighted average daily balance of reverse repurchase agreements outstanding during the nine months ended April 30, 2009 was $21,126,958 at a weighted average interest rate of 2.04%. The total market value of underlying collateral (refer to the Schedule of Investments for positions segregated as collateral for reverse repurchase agreement) for open reverse repurchase agreements at April 30, 2009 was $3,371,801.  Open reverse repurchase agreements at April 30, 2009 were:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal
Barclays Bank	1.35%	4/28/09	6/11/09	$2,981,335	$2,981,000

(d) At April 30, 2009, the Fund had the following unfunded loan commitments which could be extended at the option of the borrower:

Principal
Borrower	Amount
Eastman Kodak	$2,500,000

Fair Value Measurements—Effective August 1, 2008, the Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”).  This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants.  The three levels of the fair value hierarchy under SFAS 157 are described below:

•                  Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

•                  Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges

•                  Level 3 — valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value during the nine months ended April 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.  The Fund utilized following the fair value technique on Level 3 investments: option adjusted spread pricing.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at April 30, 2009 in valuing the Fund’s investments carried at value:

			Other
	Investments in Securities		Financial
Valuation Inputs	Assets	Liabilities	Instruments
Level 1 - Quoted Prices	$3,585,000	$—	$—
Level 2 - Other Significant Observable Inputs	214,327,127	—	(7,543,074)
Level 3 - Significant Unobservable Inputs	4,085,848	—	(259,256)
Total	$221,997,975	$—	$(7,802,330)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) at April 30, 2009, is as follows:

			Other
	Investments in Securities		Financial
	Assets	Liabilities	Instruments
Beginning balance, 7/31/08	$4,277,164	$—	$(57,987)
Net purchases (sales) and settlements	(928,431)	—	(2,903)
Accrued discounts (premiums)	(569)	—	—
Total realized gain (loss)	(15,424)	—	—
Total change in unrealized appreciation/depreciation	(4,055,864)	—	(198,366)
Transfers in and/or out of Level 3	4,808,972	—	—
Ending balance, 4/30/09	$4,085,848	$—	$(259,256)
Net change in unrealized appreciation/depreciation on investments held at 4/30/09	$(4,055,864)	$—	$(198,366)

Disclosures about Derivative Instruments and Hedging Activities-Effective February 1, 2009, the Fund adopted FASB Statement of Financial Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). This standard is an amendment to FASB Statement No. 133 (“FASB 133”), which expands the disclosure requirements of FAS 133 regarding an entity’s derivative instruments and hedging activities.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure at April 30, 2009:

Derivatives Fair Value
Interest rate contracts	$—
Foreign exchange contracts	14,994
Credit contracts	(7,817,324)
Equity contracts	—
Other contracts	—
Total	$(7,802,330)

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Floating Rate Income Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: June 23, 2009

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: June 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: June 23, 2009

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: June 23, 2009